DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

		Group
	2025	2024
	£m	£m
Medium-term notes:
– US $30bn Euro Medium Term Note Programme	308	696
– Euro €30bn Euro Medium Term Note Programme	5,680	4,092
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	7,393	6,730
	13,381	11,518
Euro €35bn Global Covered Bond Programme	19,201	17,211
US $20bn Commercial Paper Programmes	2,411	3,274
Certificates of deposit	1,607	1,196
Credit linked notes	635	441
Securitisation programmes	5,638	3,929
	42,873	37,569